Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Financial Assets at Fair Value Through Profit or Loss

Financial assets at fair value through profit or loss
	2017	2016
Trading assets	116,748	114,504
Non-trading derivatives	2,231	2,490
Designated as at fair value through profit or loss	4,242	5,099

	123,221	122,093

Summary of Trading Assets	Trading assets

Trading assets by type
	2017	2016
Equity securities	13,666	9,513
Debt securities	7,477	9,863
Derivatives	27,444	38,231
Loans and receivables	68,161	56,897

	116,748	114,504

Summary of Non-Trading Derivatives

Non-trading derivatives

Non-trading derivatives by type
	2017	2016
Derivatives used in
– fair value hedges	542	787
– cash flow hedges	617	438
– hedges of net investments in foreign operations	29	73
Other non-trading derivatives	1,043	1,192

	2,231	2,490

Designated as at Fair Value Through Profit or Loss

Designated at fair value through profit or loss by type
	2017	2016
Equity securities	4	3
Debt securities	1,739	1,669
Loans and receivables	2,499	3,427

	4,242	5,099